CONVERTIBLE NOTES (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 04, 2020	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020	Sep. 30, 2019
Debt Conversion [Line Items]
Common Stock, Par Value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible Notes Payable
Debt Conversion [Line Items]
Aggregate principal amount	$ 550,000
Debt Instrument, Term	3 years
Common Stock, Par Value	$ 0.001
Conversion Price (in dollars per share)	0.27
VWAP (in dollars per share)	$ 0.32
Number of consecutive trading days for minimum VWAP	15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%
Interest rate on the convertible debt	10.00%
Interest expense			$ 18,000
Series 1 convertible notes
Debt Conversion [Line Items]
Debt Instrument, Term	3 years
Common Stock, Par Value	$ 0.001
Conversion Price (in dollars per share)	0.27
VWAP (in dollars per share)	$ 0.32
Number of consecutive trading days for minimum VWAP	15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%
Interest rate on the convertible debt	10.00%
Interest expense		$ 14,000